Property and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property and Equipment
11. Property and Equipment

	Engineering	Office	Leasehold
	Equipment	Equipment	Improvements	Other	Total
	$	$	$	$	$

Cost
December 31, 2017	116.7	61.6	175.5	33.9	387.7
Additions	23.2	19.4	79.5	8.1	130.2
Additions arising on acquisitions	1.6	0.7	1.7	0.4	4.4
Disposals	(12.2)	(2.2)	(31.4)	(4.7)	(50.5)
Discontinued operations (note 8)	(11.5)	(0.4)	(1.7)	(2.0)	(15.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	4.9	3.0	7.8	1.4	17.1

December 31, 2018	122.3	82.0	231.2	37.8	473.3
Additions	20.3	9.6	24.4	4.8	59.1
Additions arising on acquisitions	0.7	0.7	4.4	-	5.8
Disposals	(13.7)	(3.1)	(7.3)	(0.9)	(25.0)
Impact of foreign exchange	(2.8)	(2.4)	(6.1)	(1.3)	(12.6)

December 31, 2019	126.8	86.8	246.6	40.4	500.6

Accumulated depreciation
December 31, 2017	57.4	27.6	74.1	16.0	175.1
Depreciation - continuing operations	15.3	6.7	25.9	2.2	50.1
Depreciation - discontinued operations	1.5	-	0.2	0.3	2.0
Disposals	(10.6)	(1.9)	(31.1)	(1.9)	(45.5)
Discontinued operations (note 8)	(3.3)	(0.3)	(0.3)	(0.7)	(4.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	2.3	1.2	2.9	0.4	6.8

December 31, 2018	62.2	33.2	71.5	17.0	183.9
Depreciation - continuing operations	16.5	8.1	30.9	2.7	58.2
Disposals	(12.2)	(2.6)	(7.3)	(0.8)	(22.9)
Impact of foreign exchange	(1.2)	(0.8)	(2.4)	(0.7)	(5.1)

December 31, 2019	65.3	37.9	92.7	18.2	214.1

Net book value
December 31, 2018	60.1	48.8	159.7	20.8	289.4

December 31, 2019	61.5	48.9	153.9	22.2	286.5
Leasehold improvements includes construction work in progress of $1.9 (2018 – $8.9) on which depreciation has not started.
Included in the Other category is automotive equipment, buildings, land, and an ownership interest in an aircraft.